Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cash and Cash Equivalents

(€‘000)	As at December 31,
	2022	2021
Cash at bank and on hand	12 445	30 018

Total	12 445	30 018